Contract Assets in respect of Concession Arrangements for the Construction and Operation of Photovoltaic Systems	12 Months Ended
Dec. 31, 2024
Contract Assets In Respect Of Concession Arrangements For Construction And Operation Of Photovoltaic Systems [Abstract]
Contract Assets in respect of Concession Arrangements for the Construction and Operation of Photovoltaic Systems
Note 9 - Contract Assets in respect of Concession Arrangements for the Construction and Operation of Photovoltaic Systems

Project	Total capacity in MW	Stake in the project	Tariff approval for the facility (NIS 0.01 per kWh)	Rate of return on the contract asset	Contract asset as of December 31, 2024 (USD in thousands) (*)	Contract asset as of December 31, 2023 (USD in thousands)
Peirot HaGolan	1.5	51%	53.99	5.75% linked	-	2,704
Sde Nehemia	0.63	100%	53.99	5.75% linked	-	870
Barbur	0.5	51%	53.99	5.75% linked	-	680
Talmei Bilu	10	100%	102.46	6.5% linked	-	34,062
Mivtachim	10	100%	130.39	8% linked	-	40,411
Kramim	5	100%	96.31	6% linked	-	13,170
Idan	3	100%	96.31	6% linked	-	7,519
Balance as of December 31					-	99,416

	2024	2023
	USD in thousands
Balance as of January 1	99,416	106,774
Repayment of contract asset under concession arrangements	-	(14,120)
Finance incomes	-	9,643
Reclassification from IFRIC 12 to a fixed asset (*)	(99,416)	-
Translation differences	-	(2,881)
Balance as of December 31	-	99,416

(*)
Following the significant change to the terms of the concession arrangement with the state of Israel at the beginning of 2024, the Electricity Authority in Israel approved the cancellation of licenses for electricity generation facilities with a capacity of less than 16 MW, including the aforementioned facilities. Following the license cancellation, the facilities continue to generate electricity in accordance with the technical specifications and the capacity approved in the licenses. Furthermore, the tariff approval for the facilities will remain valid until the original license expiration date prior to its cancellation.

Following the significant changes of the terms, the Company re-evaluated the application of IFRIC 12 (hereinafter: the “Interpretation”), and concluded that the facilities are no longer falls under the scope of that interpretation. As a result, since the beginning of 2024, the facilities have been accounted for as a fixed asset, at cost.

The above are in addition to the change of Halutziot facility from the second quarter of 2022, and there are no other projects that are accounted under the IFRIC 12 Interpretation.